UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-24093)

Thrive Series Trust
(Exact name of registrant as specified in charter)

1000 Palm Blvd, Suite 66

Isle of Palms, SC 24951
(Address of principal executive offices) (Zip code)

Kristof Wild

1000 Palm Blvd, Suite 66, Isle of Palms, SC 24951
(Name and address of agent for service)

1-610-558-1750

Registrant’s telephone number, including area code

Date of fiscal year end: December 31, 2026

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (“Act”), is filed herewith.

Prospera Income ETF
THRV (Principal U.S. Listing Exchange: Nasdaq, Inc.)
Semi-Annual Shareholder Report | June 30, 2026
This semi-annual shareholder report contains important information about the Prospera Income ETF for the period of January 1, 2026, to June 30, 2026. You can find additional information about the Fund at https://www.prosperafunds.com/etf-thrv. You can also request this information by contacting us at 1-843-310-3633.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Prospera Income ETF	$61	1.22%
*	Annualized
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE  TOTAL RETURN (%)

Since Inception (09/29/2025)
Prospera Income ETF NAV	2.09
Bloomberg U.S. Aggregate Bond Index	1.69
Visit https://www.prosperafunds.com/etf-thrv for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of June 30, 2026)

Net Assets	$6,958,924
Number of Holdings	43
Portfolio Turnover	820%
Prospera Income ETF	PAGE 1	TSR-SAR-88588B100

WHAT DID THE FUND INVEST IN? (as of June 30, 2026)
Sector Breakdown (% of net assets)*
Allocation of Portfolio Holdings (% of net assets)

Top 10 Issuers	(% of net assets)
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	12.4%
iShares 0-3 Month Treasury Bond ETF	11.4%
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	9.2%
iShares Broad USD High Yield Corporate Bond ETF	8.1%
State Street SPDR Portfolio High Yield Bond ETF	7.4%
Vanguard Emerging Markets Government Bond ETF	6.2%
State Street SPDR Bloomberg High Yield Bond ETF	5.3%
JPMorgan Ultra-Short Income ETF	4.6%
PGIM Ultra Short Bond ETF	3.9%
Liberty All-Star Equity Fund	3.5%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://www.prosperafunds.com/etf-thrv.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Prospera Funds, Inc. documents not be householded, please contact Prospera Funds, Inc. at 1-843-310-3633, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Prospera Funds, Inc. or your financial intermediary.
Prospera Income ETF	PAGE 2	TSR-SAR-88588B100

(b)	Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 (a) of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Thrive Series Trust
Prospera Income ETF
NASDAQ, Inc: THRV
Semi-Annual Report
June 30, 2026

PROSPERA INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 83.2%
AllianceBernstein Global High Income Fund, Inc.	22,282	$229,505
Fidelity Investment Grade Bond ETF	121	5,182
Goldman Sachs Access High Yield Corporate Bond ETF	483	21,667
Invesco Total Return Bond ETF	1,224	57,369
iShares 0-3 Month Treasury Bond ETF	7,909	796,199
iShares 0-5 Year High Yield Corporate Bond ETF	552	23,410
iShares 1-3 Year Treasury Bond ETF	483	39,659
iShares Broad USD High Yield Corporate Bond ETF	15,318	567,072
iShares Interest Rate Hedged Corporate Bond ETF	1,275	118,744
iShares J.P. Morgan EM Corporate Bond ETF	1,208	55,145
iShares Russell 1000 Growth ETF	25	3,104
iShares Russell Top 200 Growth ETF	21	6,103
JPMorgan BetaBuilders USD High Yield Corporate Bond ETF	3,151	145,245
JPMorgan Ultra-Short Income ETF	6,392	323,243
PGIM Ultra Short Bond ETF	5,500	272,525
PIMCO Enhanced Short Maturity Active Exchange-Traded Fund	6,363	641,454
ProShares UltraShort Bloomberg Crude Oil(a)	1	18
Schwab Short-Term US Treasury ETF	405	9,777
State Street SPDR Bloomberg 1-3 Month T-Bill ETF	9,409	862,241
State Street SPDR Bloomberg Emerging Markets USD Bond ETF	3,714	94,484
State Street SPDR Bloomberg High Yield Bond ETF	3,795	365,724
State Street SPDR Portfolio High Yield Bond ETF	21,842	511,977
State Street SPDR Portfolio Short Term Treasury ETF	780	22,628
Vanguard Emerging Markets Government Bond ETF	6,440	433,026
Vanguard Multi-Sector Income Bond ETF	1,568	80,423
Vanguard Short-Term Corporate Bond ETF	1,294	102,265
TOTAL EXCHANGE TRADED FUNDS (Cost $5,775,341)		5,788,189

		Shares	Value
CLOSED-END FUNDS - 8.8%
BrandywineGLOBAL Global Income Opportunities Fund, Inc.		8,358	$66,363
Gabelli Equity Trust, Inc.		28,562	161,661
Highland Opportunities and Income Fund		11,840	84,419
Liberty All-Star Equity Fund		42,500	246,925
Nuveen S&P 500 Dynamic Overwrite Fund		522	9,730
PGIM Short Duration High Yield Opportunities Fund		314	5,146
PIMCO High Income Fund		7,840	36,534
TOTAL CLOSED-END FUNDS (Cost $604,224)			610,778
COMMON STOCKS - 4.0%
Electric Utilities - 0.8%
Cia Energetica de Minas Gerais - ADR		25,000	52,500
Oil, Gas & Consumable Fuels - 3.2%
Permian Basin Royalty Trust		2,090	52,334
Permianville Royalty Trust		46,833	79,148
Voc Energy Trust		31,637	91,114
			222,596
TOTAL COMMON STOCKS (Cost $289,573)			275,096
REAL ESTATE INVESTMENT TRUSTS - 0.5%
Diversified REITs - 0.5%
NexPoint Diversified Real Estate Trust		7,318	37,980
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $31,137)			37,980
	Notional Amount	Contracts
PURCHASED OPTIONS - 0.0%(a)(b)
Put Options - 0.0%(b)(c)(d)
iShares 20+ Year Treasury Bond ETF, Expiration: 07/17/2026; Exercise Price: $85.00	$259,260	30	780
State Street SPDR S&P 500 ETF Trust, Expiration: 07/17/2026; Exercise Price: $720.00	373,385	5	1,015
TOTAL PURCHASED OPTIONS (Cost $6,562)			1,795

The accompanying notes are an integral part of these financial statements.

1

PROSPERA INCOME ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)(Continued)

	Par	Value
SHORT-TERM INVESTMENTS
U.S. TREASURY BILLS - 2.0%
3.76%, 07/02/2026(e)	$50,000	$49,995
3.57%, 09/10/2026(e)	40,000	39,713
3.84%, 12/24/2026(e)	50,000	49,064
TOTAL U.S. TREASURY BILLS (Cost $138,796)		138,772
TOTAL INVESTMENTS - 98.5% (Cost $6,845,633)		$6,852,610
Money Market Deposit Account - 1.5%(f)		105,350
Other Assets in Excess of Liabilities - 0.0%(b)		964
TOTAL NET ASSETS - 100.0%		$6,958,924

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	100 shares per contract.
(d)	Exchange-traded.
(e)	The rate shown is the annualized yield as of June 30, 2026.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 2.56%.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

2

Prospera Income ETF
Statement of Assets and Liabilities
June 30, 2026 (Unaudited)

ASSETS:
Investments, at value	$6,852,610
Receivable for investments sold	451,347
Cash - interest bearing deposit account	105,350
Dividends receivable	9,939
Interest receivable	659
Total assets	7,419,905
LIABILITIES:
Payable for investments purchased	427,136
Due to broker	27,009
Payable to Adviser	6,648
Interest payable	188
Total liabilities	460,981
NET ASSETS	$ 6,958,924
NET ASSETS Consist OF:
Paid-in capital	$7,106,006
Total accumulated losses	(147,082)
Total net assets	$ 6,958,924
Net assets	$6,958,924
Shares issued and outstanding (unlimited shares authorized without par value)	287,500
Net asset value per share	$24.21
Cost:
Investments, at cost	$6,845,633

The accompanying notes are an integral part of these financial statements.

3

Prospera Income ETF
Statement of Operations
For the Period Ended June 30, 2026 (Unaudited)

INVESTMENT INCOME:
Dividend income	$223,090
Less: issuance fees	(257)
Less: dividend withholding taxes	(309)
Interest income	5,460
Total investment income	227,984
EXPENSES:
Investment advisory fee	27,473
Interest expense	459
Total expenses	27,932
NET INVESTMENT INCOME	200,052
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(151,628)
Net realized gain (loss)	(151,628)
Net change in unrealized appreciation (depreciation) on:
Investments	15,703
Net change in unrealized appreciation (depreciation)	15,703
Net realized and unrealized gain (loss)	(135,925)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$64,127

The accompanying notes are an integral part of these financial statements.

4

Prospera Income ETF
Statements of Changes in Net Assets (Unaudited)

	Period Ended June 30, 2026 (Unaudited)	Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income (loss)	$200,052	$26,645
Net realized gain (loss)	(151,628)	(19,773)
Net change in unrealized appreciation (depreciation)	15,703	(8,726)
Net increase (decrease) in net assets from operations	64,127	(1,854)
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(184,474)	(24,881)
From return of capital	—	(11,044)
Total distributions to shareholders	(184,474)	(35,925)
CAPITAL TRANSACTIONS:
Shares sold	4,924,774	2,192,209
ETF transaction fees	44	23
Net increase (decrease) in net assets from capital transactions	4,924,818	2,192,232
NET INCREASE (DECREASE) IN NET ASSETS	4,804,471	2,154,453
NET ASSETS:
Beginning of the period	2,154,453	—
End of the period	$ 6,958,924	$2,154,453
SHARES TRANSACTIONS
Shares sold	200,000	87,500
Total increase (decrease) in shares outstanding	200,000	87,500

(a)	Inception date of the Fund was September 29, 2025.
The accompanying notes are an integral part of these financial statements.

5

PROSPERA INCOME ETF
FINANCIAL HIGHLIGHTS (Unaudited)

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total From Investment Operations	Net Investment Income	Return of Capital	Total Distributions	ETF Transaction Fees per Share	Net Asset Value, End of Period	Total Return(c)(k)	Net Assets, End of Period (in thousands)	Ratio of Expense to Average Net Assets(d)(e)	Ratio of Dividends, Interest and Borrowing Expense to Average Net Assets(d)(e)	Ratio of Expenses to Average Net Assets Excluding Dividends, Interest, and Borrowing Expense(d)(e)	Ratio of Net Investment Income (Loss) to Average Net Assets(d)(e)	Portfolio Turnover Rate(c)(f)
Prospera Income ETF
6/30/2026(g)	$24.62	1.06	(0.57)	0.49	(0.90)	—	(0.90)	0.00(h)	$24.21	1.95%	$6,959	1.22%	0.02%	1.20%	8.74%	820%
12/31/2025(i)	$25.00	0.36	(0.33)	0.03	(0.26)	(0.15)	(0.41)	0.00(h)	$24.62	0.14%	$2,154	1.20%	0.00%(j)	1.20%	5.78%	248%

(a)	Net investment income (loss) per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Unaudited.
(h)	Amount represents less than $0.005 per share.
(i)	Inception date of the Fund was September 29, 2025.
(j)	Amount represents less than 0.005%.
(k)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.

The accompanying notes are an integral part of these financial statements.

6

Thrive Series Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)
NOTE 1 – ORGANIZATION
Prospera Income ETF (“THRV”) (the “Fund”) is a non-diversified series of Thrive Series Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 18, 2025. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund’s investment objective is to provide income and capital preservation. The Fund currently offers one class of Shares, which has no front-end sales load, no deferred sales charges, and no redemption fees. The Fund may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Fund have equal rights and privileges.
Shares of the Fund are listed and traded on Nasdaq, Inc. Market prices for the Shares may be different from their net asset value (“NAV”). The Fund issues and redeems Shares on a continuous basis at NAV only in blocks of 12,500 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified Index. Once created, Shares generally trade in the secondary market at market prices that change throughout the day in quantities less than a Creation Unit. Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Most retail investors do not qualify as Authorized Participants nor have they the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants pay fixed transaction fees to offset the transfer and other transaction costs associated with the issuance and redemption of Creation Units. The fixed transaction fee will be the same regardless of the number of Creation Units issued or redeemed by an investor. The fixed transaction fee charged by the Fund for each creation and redemption order is $300. Investors are responsible for the costs of transferring the securities constituting the Deposit/Fund’s Securities to the account of the Fund or on its order. Such variable charges, if any, are included in “ETF Transaction Fees” in the Statement of Changes in Net Assets.
NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with generally accepted accounting principles in the United States of America (“U.S. GAAP”).
The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). An operating segment is a component of the Fund that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the Fund’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Kristof Wild, Chief Investment Officer of the Fund’s adviser, acts as the Fund’s CODM. The financial information provided to and reviewed by the CODM is presented within the Fund’s financial statements.
The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946 Financial Services – Investment Companies, including Accounting Standard Update 2013-08.
A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 PM Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

7

Thrive Series Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
Money market funds are valued at NAV.
Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the valuation designee in accordance with Rule 2a-5 under the (“1940 Act”). Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Prospera Funds Inc. (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures approved by the Trust’s Board of Trustees (the “Board”). The use of fair value pricing by the Fund may cause the NAV of its Shares to differ significantly from the NAV that would be calculated without regard to such considerations.
As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following table presents a summary of the Fund’s investments in securities, at fair value, at the end of the fiscal period June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:*
Exchange Traded Funds	$5,788,189	$—	$—	$5,788,189
Closed-End Funds	610,778	—	—	610,778
Common Stocks	275,096	—	—	275,096
Real Estate Investment Trusts	37,980	—	—	37,980
Purchased Options	1,795	—	—	1,795
U.S. Treasury Bills	—	138,772	—	138,772
Total Investments	$6,713,838	$138,772	$—	$6,852,610

*	Refer to the Schedule of Investments for further disaggregation of investment categories.

8

Thrive Series Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
During the fiscal period ended June 30, 2026, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the fiscal period.
B.
Federal Income Taxes. The Fund has qualified and intends to continue to qualify each year as a regulated investment company under subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund distributes substantially all taxable income to its shareholders and otherwise complies with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provisions for federal income taxes or excise taxes have been made.

Net capital losses incurred after December 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.
The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2025 tax returns or expected to be taken on the Fund’s 2026 return. The Fund identifies its major tax jurisdictions as U.S. Federal, the State of Pennsylvania, and the State of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.
C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Fund is informed of the ex-dividend date. Interest income is recorded on an accrual basis. Income, including gains, from investments in foreign securities received by the Fund may be subject to withholding or other taxes imposed by foreign countries.

D.
Foreign Currency Translations and Transactions. The Fund may engage in foreign currency transactions. Foreign currency transactions are translated into U.S. dollars on the following basis: (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Fund does not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities for unrealized gains and losses. However, for federal income tax purposes, the Fund does isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gains or losses from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income are typically declared and paid for the Fund on a monthly basis. Net realized gains on securities for the Fund are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the current fiscal period. Actual results could differ from those estimates.

G.
Share Valuation. NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of Shares outstanding for the Fund, rounded to the nearest cent. The shares will not be priced on the days on which the NYSE is closed for trading.

9

Thrive Series Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

NOTE 3 – PRINCIPAL RISKS
Investors should consider the principal risks associated with investing in the Fund, which are summarized below. The value of an investment in the Fund will fluctuate and you could lose money by investing in the Fund. The Fund may not achieve its investment objective. See the Fund’s Prospectus and Statement of Additional Information for more information regarding the risks of investing in shares of the Fund.
Closed-End Fund Risk – Closed-end funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, your cost of investing will be higher than the cost of investing directly in a closed-end fund and may be higher than other mutual funds that invest directly in stocks and bonds. Closed-end funds are also subject to management risk because the adviser to the underlying closed-end fund may be unsuccessful in meeting such fund’s investment objective. These funds may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to purchase by the Fund. Since closed-end funds trade on exchanges, the Fund will also incur brokerage expenses and commissions when it buys or sells closed-end fund shares.
Derivatives Risk and Strategy Usage – The Fund may invest up to 10% of its total assets in listed derivatives as part of a systematic overlay strategy. The Fund’s use of derivatives is limited to exchange-traded options on U.S. equity indices and the CBOE Volatility Index (VIX), and is intended primarily for risk management purposes, including hedging against broad market volatility, drawdown risk, and systemic dislocation. Derivative transactions may expose the Fund to risks such as counterparty risk, volatility mismatch, correlation risk, liquidity constraints, and valuation uncertainty, particularly in fast-moving markets. The notional exposure of derivatives will be capped at 10% of the Fund’s total assets at the time of investment, and the Fund will not employ leverage through derivatives.
Active Management Risk – The Fund is actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Fund to fail to meet its investment objective or to underperform its benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Fund. Active trading may also result in adverse tax consequences.
Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk – The Fund has a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
Cash Transaction Risk – Unlike most exchange-traded funds, the Fund intends to effect a significant portion of creations and redemptions for cash, rather than in-kind securities. As a result, an investment in the Fund may be less tax efficient than an investment in a more conventional ETF. Moreover, cash transactions may have to be carried out over several days if the securities market is relatively illiquid and may involve considerable brokerage fees and taxes. These factors may result in wider spreads between the bid and the offered prices of the Fund’s Shares than for more conventional ETFs.
Equity Risk – The NAV of the Fund will fluctuate based on changes in the value of the equity securities in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.
Common Stock Risk – Common stock holds the lowest priority in the capital structure of a company, and, therefore, takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock

10

Thrive Series Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.
Credit Risk – There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund. In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund. Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.
Fixed Income Risk – The value of bonds and other fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities. Current conditions may result in a rise in interest rates, which in turn may result in a decline in the value of the fixed income investments held by the Fund. As a result, for the present, interest rate risk may be heightened. The value of a debt security may decline if there are concerns about an issuer’s ability or willingness to make interest and/or principal payments. Issuers may also default.
Depositary Receipt Risk – American Depositary Receipts (“ADRs”) and Global Depositary Receipts (“GDRs”) are receipts, issued by depository banks in the U.S. or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.
High Yield Risk – Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest. These securities offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk). If that happens, the value of the bond may decrease, and the Fund’s share price may decrease and its income distribution may be reduced. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds (liquidity risk). Such securities may also include “Rule 144A” securities, which are subject to resale restrictions. The lack of a liquid market for these bonds could decrease the Fund’s share price and junk bonds are considered speculative.
Interest Rate Risk – Interest rate risk is the risk that fixed income security prices overall, including the prices of securities held by the Fund, will decline over short or even long periods of time due to rising interest rates. Securities with longer maturities tend to be more sensitive to interest rates than securities with shorter maturities. For example, if interest rates go up by 1.0%, the price of a 4% coupon bond will decrease by approximately 1.0% for a bond with 1 year to maturity and approximately 4.4% for a bond with 5 years to maturity. Current economic conditions may result in rising interest rates, which in turn may result in a decline in the value of the fixed income security investments held by the Fund. As a result, for the present, interest rate risk may be heightened.
Market Risk – An investment in the Fund’s shares is subject to investment risk, including the possible loss of the entire principal amount invested. An investment in the Fund’s shares represents an indirect investment in the securities owned by the Fund. The market value of ETF shares may differ from their NAV. This difference in price may be due to the fact that the supply and demand in the market for fund shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably.
Market Trading Risk – Shares of the Fund may trade on the exchange above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Fund’s shares are currently listed on the exchange, there can be no assurance that an active trading market for shares will

11

Thrive Series Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the exchange, make trading in shares of the Fund inadvisable.
Cash Position Risk – If the Fund invests a substantial portion of its assets in money market instruments for extended periods of time, including while the Fund is investing for temporary defensive purposes, it could reduce the Fund’s potential return and prevent the Fund from achieving its investment objective, as the limited returns of cash or money market instruments may lag other investments in a strong market.
NOTE 4 – Investment Advisory and Other Service Provider Agreements and Trustee Compensation
Pursuant to an investment advisory agreement between the Trust, on behalf of the Fund, and the Adviser, the Fund is subject to contractual breakpoints on its investment advisory fee. Under the breakpoint structure, the Adviser is entitled to an advisory fee at the annual rate of 1.20% of the first $50 million of the Fund’s average daily net assets, 1.15% of the Fund’s average daily net assets over $50 million to $250 million, 1.10% of the Fund’s average daily net assets over $250 million to $500 million, 1.05% of the Fund’s average daily net assets over $500 million to $750 million, and 1.00% of the Fund’s average daily net assets over $750 million, computed daily and payable monthly. At the fiscal period ended June 30, 2026, the Fund pays the Adviser an annual rate of 1.20% of its average daily net assets. For the fiscal period ended June 30, 2026 the Fund incurred $27,473 in investment advisory fees.
U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (the “Administrator”), provides fund accounting, fund administration, and transfer agency services to the Fund. The Adviser compensates the Administrator for these services under an administration agreement between the two entities. U.S. Bank National Association, an affiliate of U.S. Bank Global Fund Services, serves as the Fund’s custodian pursuant to a custody agreement. Vigilant Distributors, LLC, serves as the Fund’s distributor pursuant to a distribution agreement.
Each current Independent Trustee is paid an annual fee of $10,000 for his services as a Board member of the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. Annual fees paid to the Trustees may be reviewed periodically and changed by the Board. For the six-month period ended June 30, 2026, the Fund paid $15,000 in aggregate to the Independent Trustees.
NOTE 5 – DISTRIBUTION PLAN
The Board has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to its average daily net assets each year for certain distribution-related activities and shareholder services. No Rule 12b-1 fees are currently paid by the Fund, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out of the Fund’s assets, over time these fees will increase the cost of your investment and may cost you more than certain types of sales charges.
NOTE 6 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the fiscal period ended June 30, 2026:

Purchases	Sales
$36,823,109.31	$36,375,994.67

The costs of purchases and sales of in-kind transactions associated with creations and redemptions for the fiscal period ended June 30, 2026:

Purchases In-Kind	Sales In-Kind
$4,458,975.04	$—

There were no purchases and sales of U.S. Government Obligations for the fiscal period ended June 30, 2026.

12

Thrive Series Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
NOTE 7 – SECURITIES LENDING
The Fund may lend portfolio securities to certain borrowers. The borrowers provide collateral that is maintained in an amount at least equal to the current market value of the securities loaned. The Fund may terminate a loan at any time and obtain the return of the securities loaned. The Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities. Distributions received on loaned securities in lieu of dividend payments (i.e., substitute payments) would not be considered qualified dividend income.
With respect to loans that are collateralized by cash, the borrower will be entitled to receive a fee based on the amount of cash collateral. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fee paid to the borrower. In the case of collateral other than cash, the Fund is compensated by a fee paid by the borrower equal to a percentage of the market value of the loaned securities. Any cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, which may include those managed by the Adviser.
The Fund may pay a portion of the interest or fees earned from securities lending to a borrower as described above, and to one or more securities lending agents approved by the Board who administer the lending program for the Fund in accordance with guidelines approved by the Board. In such capacity, the lending agent causes the delivery of loaned securities from the Fund to borrowers, arranges for the return of loaned securities to the Fund at the termination of a loan, requests deposit of collateral, monitors the daily value of the loaned securities and collateral, requests that borrowers add to the collateral when required by the loan agreements, and provides recordkeeping and accounting services necessary for the operation of the program.
Securities lending involves exposure to certain risks, including operational risk (i.e., the risk of losses resulting from problems in the settlement and accounting process), “gap” risk (i.e., the risk of a mismatch between the return on cash collateral reinvestments and the fees the Fund has agreed to pay a borrower), and credit, legal, counterparty and market risk. In the event a borrower does not return the Fund’s securities as agreed, the Fund may experience losses if the proceeds received from liquidating the collateral do not at least equal the value of the loaned security at the time the collateral is liquidated plus the transaction costs incurred in purchasing replacement securities.
Investing cash collateral subjects the Fund to greater market risk, including losses on the collateral and, should the Fund need to look to the collateral in the event of the borrower’s default, losses on the loan secured by that collateral.
For the fiscal period ended June 30, 2026, there were no securities on loan and thus no payable for collateral due to broker.
NOTE 8 – FEDERAL INCOME TAXES
The components of distributable earnings/(accumulated deficit) and cost basis of investments for federal income tax purposes for the fiscal year ended December 31, 2025 were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,996,592	$5,364	$(21,320)	$(15,956)

Undistributed Ordinary Income	Undistributed Long-Term Gain	Other Accumulated (Loss)	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$ —	$ —	$(10,779)	$(15,956)	$(26,735)

The difference between the cost basis for financial statement and federal income tax purposes was primarily due to the tax deferral of losses from wash sales.

13

Thrive Series Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2026 (Unaudited)(Continued)
For the fiscal year ended December 31, 2025, the Fund did not defer any post-October Capital Losses. For the fiscal year ended December 31, 2025, the Fund had accumulated capital loss carryovers of:

Capital Loss Carryover Short-Term	Capital Loss Carryover Long-Term	Expires
$10,779	$ —	Indefinite

Under current tax law, late-year ordinary losses realized after December 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund deferred $0 of late-year ordinary losses for the tax year ended December 31, 2025.
U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications relate to redemptions in-kind and distributions in excess and have no effect on net assets or NAV per share.
For the fiscal year ended December 31, 2025, the following table shows the reclassifications made:

Total Distributable Earnings (Loss)	Paid in Capital
$11,044	$(11,044)

The tax character of distributions paid by the Fund during the current fiscal period and the fiscal year ended December 31, 2025 as was follows:

Fiscal Year Ended December 31, 2025(a)
From Ordinary Income	From Return of Capital	Total Distributions Paid
$24,881	$11,044	$35,925

(a)	Inception date of the Fund was September 29, 2025.

Fiscal Period Ended June 30, 2026
From Ordinary Income	From Return of Capital	Total Distributions Paid
$184,474	$—	$184,474

NOTE 9 – SUBSEQUENT EVENTS
In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no other events or transactions that occurred during the period subsequent to the end of the current period that materially impacted the amounts or disclosures in the Fund’s financial statements through the date the financial statements were issued.

14

Thrive Series Trust
FEDERAL TAX INFORMATION (Unaudited)
Qualified Dividend Income/Dividends Received Deduction
For the fiscal year ended December 31, 2025, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Qualified Dividend Income
9.98%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2025 was as follows:

Qualified Dividend Income
8.01%

15

Thrive Series Trust
ADDITIONAL INFORMATION (Unaudited)
Proxy Voting
A copy of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available, without charge, on the Fund’s website at https://www.prosperafunds.com/etf-thrv, by calling 1-843-310-3633 and on the website of the Securities and Exchange Commission at www.sec.gov.
Quarterly Portfolio Disclosure
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at www.sec.gov. The Fund’s holdings are also available on the Fund’s website (https://www.prosperafunds.com/etf-thrv).

16

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

The aggregate compensation paid to the Independent Trustees, as defined under the 1940 Act, for the period ended June 30, 2026 was $15,000.

All fund expenses, including Trustee compensation, are paid by the Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable.

(b) Not Applicable.

Item 19. Exhibits.

(a) (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-ended investment companies and ETFs.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thrive Series Trust

By:	/s/ Michael Pierce
Michael Pierce
President and Principal Executive Officer

Date:	September 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael Pierce
Michael Pierce
President and Principal Executive Officer

Date:	September 4, 2026

By:	/s/ Kristof Wild
Kristof Wild
Chief Financial Officer and Principal Financial Officer

Date:	September 4, 2026